Note 17 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Total non-current assets
	As at November 30,	As at November 30,
	2025	2024
	($)	($)
Canada	156,661	54,308
Colombia	31,308	31,414
Brazil	12,665	11,936
Peru	7,452	7,470
United States	2,291	2,517
Total	210,377	107,645
	Total operating loss
	For the year ended
	November 30, 2025	November 30, 2024
	($)	($)
Canada	11,880	14,288
United States	8,383	7,506
Brazil	3,997	1,961
Colombia	1,637	1,483
Peru	387	338
Total	26,284	25,576

Disclosure of assets and liabilities of operating segments [text block]
	Total assets		Total liabilities
	As at November 30,	As at November 30,	As at November 30,	As at November 30,
	2025	2024	2025	2024
	($)	($)	($)	($)
U.S. GoldMining(1)	12,891	8,707	1,284	1,319
Others(2)	225,070	112,254	7,078	4,481
Total	237,961	120,961	8,362	5,800

Disclosure of comprehensive income by operating segment [text block]
	For the year ended November 30, 2025			For the year ended November 30, 2024
	U.S. GoldMining(1)	Others(2)	Total	U.S. GoldMining(1)	Others(2)	Total
	($)	($)	($)	($)	($)	($)
Operating expenses (income)
Consulting fees	88	461	549	12	404	416
Depreciation	253	93	346	219	112	331
Directors' fees, employee salaries and benefits	603	2,174	2,777	462	1,935	2,397
Exploration expenses	4,143	4,491	8,634	8,009	2,453	10,462
General and administrative	2,885	5,025	7,910	1,989	6,326	8,315
Professional fees	695	2,010	2,705	989	1,026	2,015
Share-based compensation	756	2,210	2,966	269	2,029	2,298
Share of loss on associate	-	346	346	-	1,458	1,458
Share of loss on investment in joint venture	-	51	51	-	70	70
Impairment of exploration and evaluation assets	-	-	-	-	74	74
Recovery on the receipt of mineral property option payments	-	-	-	-	(2,260)	(2,260)
	9,423	16,861	26,284	11,949	13,627	25,576
Operating loss	(9,423)	(16,861)	(26,284)	(11,949)	(13,627)	(25,576)

Other items
Interest income	191	123	314	598	112	710
Flow-through recovery	-	101	101	-	-	-
Other expenses	(35)	(49)	(84)	(37)	(53)	(90)
Gain on share sales of investment in associate	-	149	149	-	-	-
Gain on remeasurement of investment in NevGold	-	337	337	-	-	-
Net foreign exchange gain (loss)	(8)	60	52	(4)	(287)	(291)
Net loss for the year before taxes	(9,275)	(16,140)	(25,415)	(11,392)	(13,855)	(25,247)
Current income tax recovery (expense)	(5)	244	239	(7)	(1,925)	(1,932)
Deferred income tax recovery (expense)	-	9,844	9,844	-	(168)	(168)
Net loss for the year	(9,280)	(6,052)	(15,332)	(11,399)	(15,948)	(27,347)